Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Concentration of Credit Risk

For the three months ended March 31	2018	2017
Customers that account for at least 5% of annual revenues	6	3
Percentage of revenues accounted for by such customers	86%	82%
Range of quarterly revenues associated by such customers	6-46%	17-45

As of March 31, 2018 and December 31, 2017
Customers accounting for at least 5% of accounts receivables	5	4
Total accounts receivable from these customers	96%	94%
Range of total accounts receivable from these customers	11-29%	11-49%

For the year ended	2017	2016
Customers that account for at least 5% of annual revenues	4	4
Percentage of revenues accounted for by such customers	80%	86%
Range of annual revenues associated with such customers	9-36%	8-36%

As of December 31,
Customers accounting for at least 5% of accounts receivables	4	4
Total accounts receivable from these customers	94%	86%
Range of total accounts receivable from these customers	11-49%	5-29%

Schedule of Future Minimum Lease Payments	Future minimum lease payments, not including reimbursement of property expenses, are as follows:
2018	$434,445
2019	$434,445